Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (24,813)	$ (36,680)	$ (51,491)	$ (34,627)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(4,093)	(1,573)	(8,166)	(2,800)
Loss available to Navios Holdings common stockholders, basic	(28,906)	(38,253)	(59,657)	(37,427)
Loss available to Navios Holdings common stockholders, diluted	$ (28,906)	$ (38,253)	$ (59,657)	$ (37,427)
Denominator:
Denominator for basic net loss per share attributable to Navios Holdings common stockholders - weighted average shares	105,401,820	102,947,944	105,251,590	102,718,368
Denominator for diluted net loss per share attributable to Navios Holdings common stockholders - adjusted weighted average shares and assumed conversions	105,401,820	102,947,944	105,251,590	102,718,368
Basic net losses per share attributable to Navios Holdings common stockholders	$ (0.27)	$ (0.37)	$ (0.57)	$ (0.36)
Diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.27)	$ (0.37)	$ (0.57)	$ (0.36)